Note 8 - Summary of Options Outstanding and Exercisable (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Range One [Member]
Range of exercise prices (in dollars per share)	$ 2.64	$ 4.45
Options Outstanding, Number (in shares)	12,500	313,002
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 43 days	8 years 262 days
Range of Exercise Prices, Lower Range (in dollars per share)		$ 2.64
Range of Exercise Prices, Upper Range (in dollars per share)		$ 4.80
Options Exercisable - Number (in shares)		73,197
Options Exercisable - Weighted Average Exercise Price (in dollars per share)		$ 4.80
Range Two [Member]
Range of exercise prices (in dollars per share)	$ 3.75	$ 6.32
Options Outstanding, Number (in shares)	79,376	699,554
Options Outstanding - Weighted Average Remaining Contractual Term	8 years 313 days	9 years 277 days
Range of Exercise Prices, Lower Range (in dollars per share)	$ 3.68	$ 6
Range of Exercise Prices, Upper Range (in dollars per share)	$ 3.76	$ 9.92
Options Exercisable - Number (in shares)	21,498	39,050
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 3.75	$ 9.92
Range Three [Member]
Range of exercise prices (in dollars per share)	$ 4.80	$ 69.76
Options Outstanding, Number (in shares)	212,300	7,393
Options Outstanding - Weighted Average Remaining Contractual Term	8 years 156 days	1 year 215 days
Range of Exercise Prices, Lower Range (in dollars per share)		$ 56
Range of Exercise Prices, Upper Range (in dollars per share)		$ 96
Options Exercisable - Number (in shares)	81,288	7,393
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 4.80	$ 69.76
Range Four [Member]
Range of exercise prices (in dollars per share)	$ 6	$ 126.98
Options Outstanding, Number (in shares)	609,003	2,246
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 262 days	1 year 208 days
Range of Exercise Prices, Lower Range (in dollars per share)		$ 104
Range of Exercise Prices, Upper Range (in dollars per share)		$ 296
Options Exercisable - Number (in shares)	29,599	2,246
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 6	$ 126.98
Range Five [Member]
Range of exercise prices (in dollars per share)	$ 6.35
Options Outstanding, Number (in shares)	129,267
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 332 days
Range of Exercise Prices, Lower Range (in dollars per share)	$ 6.24
Range of Exercise Prices, Upper Range (in dollars per share)	6.40
Range Six [Member]
Range of exercise prices (in dollars per share)	$ 7.67
Options Outstanding, Number (in shares)	41,875
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 127 days
Range of Exercise Prices, Lower Range (in dollars per share)	$ 7.12
Range of Exercise Prices, Upper Range (in dollars per share)	7.92
Range Seven [Member]
Range of exercise prices (in dollars per share)	$ 9.92
Options Outstanding, Number (in shares)	38,429
Options Outstanding - Weighted Average Remaining Contractual Term	6 years 215 days
Options Exercisable - Number (in shares)	38,429
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 9.92
Range Eight [Member]
Range of exercise prices (in dollars per share)	$ 69.63
Options Outstanding, Number (in shares)	6,810
Options Outstanding - Weighted Average Remaining Contractual Term	1 year 153 days
Range of Exercise Prices, Lower Range (in dollars per share)	$ 56
Range of Exercise Prices, Upper Range (in dollars per share)	$ 72
Options Exercisable - Number (in shares)	6,810
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 69.63
Range Nine [Member]
Range of exercise prices (in dollars per share)	$ 119.53
Options Outstanding, Number (in shares)	2,176
Options Outstanding - Weighted Average Remaining Contractual Term	1 year 178 days
Range of Exercise Prices, Lower Range (in dollars per share)	$ 96
Range of Exercise Prices, Upper Range (in dollars per share)	$ 149.04
Options Exercisable - Number (in shares)	2,176
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 119.53
Range Ten [Member]
Range of exercise prices (in dollars per share)	$ 296
Options Outstanding, Number (in shares)	32
Options Outstanding - Weighted Average Remaining Contractual Term	1 year 175 days
Options Exercisable - Number (in shares)	32
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 296
Range of exercise prices (in dollars per share)	$ 6.42	$ 6.47
Options Outstanding, Number (in shares)	1,131,768	1,022,195
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 87 days	9 years 135 days
Options Exercisable - Number (in shares)	179,832	121,886
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 9.86	$ 12.63